Property and equipment (Tables)	12 Months Ended
Nov. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of information about property and equipment

	Computer equipment	Laboratory equipment	Office furniture and equipment	Leasehold improvements	Total

Cost
Balance as at November 30, 2022	$ 290	$ 1,068	$ 332	$ 650	$ 2,340

Additions	7	128	27	-	162
Disposals	(46)	-	-	-	(46)

Balance as at November 30, 2023	$ 251	$ 1,196	$ 359	$ 650	$ 2,456

Disposals	(10)	-	-	-	(10)

Balance as at November 30, 2024	$ 241	$ 1,196	$ 359	$ 650	$2,446

Accumulated depreciation
Balance as at November 30, 2022	$ 123	$ 163	$ 195	$ 365	$ 846
Depreciation	100	217	32	101	450
Disposals	(46)	-	-	-	(46)

Balance as at November 30, 2023	$ 177	$ 380	$ 227	$ 466	$ 1,250
Depreciation	42	816	25	101	984
Disposals	(10)	-	-	-	(10)

Balance as at November 30, 2024	$209	$1,196	$252	$567	$2,224

Net carrying amounts
November 30, 2024	32	$-	$107	$83	$ 222

November 30, 2023	$ 74	$ 816	$ 132	$ 184	$ 1,206